Equity (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options, restricted share units ("RSUs") and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$541	$442	$895	$829
Research and development, net	1,511	938	2,270	1,680
Selling, general and administrative	4,041	2,898	7,157	5,184
Total stock-based compensation expenses	$6,093	$4,278	$10,322	$7,693

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the six months ended June 30, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2019	2,551,743	$30.82
Exercised	(195,468)	21.75
Forfeited	(176,764)	24.63
Options outstanding as of June 30, 2019	2,179,511	$32.14
Options exercisable as of June 30, 2019	1,570,615	$36.69

Summary of RSUs and PSUs activity

A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2019 is as follows:

		Weighted Average
	Number of RSUs and PSUs	Grant Date Fair Value
Unvested as of January 1, 2019	1,422,887	$20.17
Granted	1,541,482	26.58
Vested	(267,840)	20.43
Forfeited	(163,644)	21.02
Unvested as of June 30, 2019	2,532,885	$23.99

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2019 and 2018, respectively:

	Six months ended June 30, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)

Other comprehensive income (loss) before reclassifications	1,277	(444)	833
Amounts reclassified from accumulated other comprehensive loss	(127)	-	(127)
Other comprehensive income (loss)	1,150	(444)	706
Balance as of June 30, 2019	$523	$(7,570)	$(7,047)

	Six months ended June 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(903)	(1,306)	(2,209)
Amounts reclassified from accumulated other comprehensive loss	34	95	129
Other comprehensive income (loss)	(869)	(1,211)	(2,080)
Balance as of June 30, 2018	$(539)	$(8,564)	$(9,103)